STOCKHOLDERS' EQUITY - Narrative (FY) (Details) $ / shares in Units, $ in Millions	Jun. 14, 2022 USD ($) day $ / shares shares	Mar. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Jun. 15, 2022 shares	Jun. 13, 2022 shares	Mar. 31, 2022 shares	Dec. 31, 2021 $ / shares shares
Class of Stock [Line Items]
Common stock, shares, issued (in shares)	25,290,270	26,940,841	26,659,711			17,884,588	17,862,108
Common stock, shares, outstanding (in shares)	25,290,270	26,940,841	26,659,711			17,884,588	17,862,108
Convertible amount of initial public offering | $	$ 50.0
Percent of total convertible votes	63.00%
Conversation rate of preferred stock	1
Sponsor earnout shares (in shares)	1,000,000
Stock price trigger (in dollars per share) | $ / shares	$ 12
Number of trading days | day	20
Number of consecutive trading days | day	30
Capital stock authorized (in shares)	350,000,000
Common stock, shares authorized (in shares)	300,000,000	300,000,000	300,000,000				22,764,527
Preferred stock, shares authorized (in shares)	50,000,000
Common stock, par or stated value per share (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001
Preferred stock, par or stated value per share (in dollars per share) | $ / shares	$ 0.0001
Private Placement Warrant
Class of Stock [Line Items]
Warrants outstanding (in shares)	6,000,000
TCAC shareholders
Class of Stock [Line Items]
Common stock, shares, issued (in shares)	5,752,388			5,752,388
Common stock, shares, outstanding (in shares)				5,752,388
TCAC non-redeeming shareholders
Class of Stock [Line Items]
Issue of common stock (in shares)	1,752,388
TCAC initial shareholders
Class of Stock [Line Items]
Issue of common stock (in shares)	4,000,000
Legacy SpringBig shareholders
Class of Stock [Line Items]
Common stock, shares, issued (in shares)	8,362,933
Common stock, shares, outstanding (in shares)	8,362,933
Issue of common stock (in shares)	18,196,526
PIPE Investors without convertible securities holdings
Class of Stock [Line Items]
Issue of common stock (in shares)	1,310,000
PIPE Investors holding convertible notes
Class of Stock [Line Items]
Issue of common stock (in shares)	31,356
Contingent And Earnout Shares, Scenario One
Class of Stock [Line Items]
Contingent and earnout shares, to be issued (in shares)	7,000,000
Contingent and earnout shares, stock price threshold (in dollars per share) | $ / shares	$ 12
Contingent and earnout shares, stock price threshold, triggering event period | day	20
Contingent and earnout shares, stock price threshold, trading days period | day	30
Contingent and earnout shares, stock price threshold, contingency period	60 months
Contingent And Earnout Shares, Scenario Two
Class of Stock [Line Items]
Contingent and earnout shares, to be issued (in shares)	2,250,000
Contingent and earnout shares, stock price threshold (in dollars per share) | $ / shares	$ 15
Contingent and earnout shares, stock price threshold, triggering event period | day	20
Contingent and earnout shares, stock price threshold, trading days period | day	30
Contingent and earnout shares, stock price threshold, contingency period	60 months
Contingent And Earnout Shares, Scenario Three
Class of Stock [Line Items]
Contingent and earnout shares, to be issued (in shares)	1,250,000
Contingent and earnout shares, stock price threshold (in dollars per share) | $ / shares	$ 18
Contingent and earnout shares, stock price threshold, triggering event period | day	20
Contingent and earnout shares, stock price threshold, trading days period | day	30
Contingent and earnout shares, stock price threshold, contingency period	60 months
Class A common stock | Redeemable Warrants
Class of Stock [Line Items]
Warrants outstanding (in shares)	10,000,000				10,000,000